Short-term and Long-term Debt (Tables)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Short-term and Long-term Debt
Schedule of Short-term Debt

	Yen (millions)
	2011	2010
Borrowings, mainly from banks	395,856	388,809
Commercial paper	66,105	46,377
Borrowings from affiliates	10,627	16,265

	472,588	451,451

Schedule of Long-term Debt Instruments

	Yen (millions)
	2011	2010
Unsecured notes and debentures:
Due 2013, interest 0.72% debenture	80,000	80,000
Due 2010, interest 0.7% debenture	—	49,898
Due 2015, interest 1.56% debenture	49,989	49,987
Due 2010, interest 0.74% debenture	—	5,000
Due 2011–2017, interest 0.55–2.17%, issued by subsidiaries	363,233	457,726
Unsecured convertible debentures:
Due 2014, interest 0.1% debenture	99,360	99,998
Due 2016 and 2019, zero coupon, issued by a subsidiary	20,105	40,000
Loans, principally from banks and insurance companies:
Secured by various assets and mortgages on property, plant and equipment, maturing 2011–2015, interest 1.89–5.4%	19,041	68,841
Unsecured, maturing 2011–2026, interest 0.25–6.97%	970,483	1,030,323
Capital lease obligations	36,318	33,919

	1,638,529	1,915,692
Less current portion	338,218	303,730

	1,300,311	1,611,962

Schedule of Maturities of Long-term Debt

Years ending March 31	Yen (millions)
2013	365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279

1,300,311